Timber licenses (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets
Supporting information

Timber licences
As at December 31, 2020	$372
Acquisitions (note 3)	10
Additions	2
Amortization[1]	(16)
As at December 31, 2021	$368

As at December 31, 2021
Cost	$641
Accumulated amortization	(273)
Net	$368

As at December 31, 2021	$368
Amortization[1]	(17)
As at December 31, 2022	$351

As at December 31, 2022
Cost	$641
Accumulated amortization	(290)
Net	$351
1.Amortization relates to cost of products sold.